Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2022, leases with a total base residual value of $36,069,780.99 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	June	$527,145,548.20
	July	$464,257,163.09	$9,580,567.08	17.09%	$56,012,793.34	11.47%
	August	$428,621,702.82	$8,934,286.96	15.94%	$29,258,562.32	5.99%
	September	$379,350,079.55	$7,983,934.84	14.24%	$43,648,808.61	8.94%
	October	$335,264,868.96	$7,130,339.27	12.72%	$39,044,468.38	8.00%
	November	$283,813,761.60	$6,097,365.28	10.88%	$47,200,625.78	9.67%
	December	$226,455,921.64	$4,920,904.02	8.78%	$54,000,520.75	11.06%
2023-	January	$180,640,091.70	$3,952,470.33	7.05%	$43,111,171.89	8.83%
	February	$132,090,120.01	$2,909,945.62	5.19%	$46,635,463.60	9.55%
	March	$94,824,539.90	$2,119,623.24	3.78%	$35,873,956.42	7.35%
	April	$60,640,936.88	$1,393,475.52	2.49%	$33,312,650.75	6.82%
	May	$30,838,343.67	$716,672.38	1.28%	$29,420,011.85	6.03%
	June	$9,598,952.42	$238,958.00	0.43%	$21,170,394.01	4.34%
	July	$2,278,878.55	$56,073.60	0.10%	$7,316,947.32	1.50%
	August	$321,962.14	$10,147.88	0.02%	$1,959,450.65	0.40%
	September	$123,630.83	$4,954.85	0.01%	$195,291.00	0.04%
	October	$60,786.03	$2,400.69	0.00%	$61,257.75	0.01%
	November	$58,785.07	$2,400.69	0.00%	$0.00	0.00%
	December	$47,034.18	$2,082.93	0.00%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.00%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.00%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$56,058,607.19	100.00%	$488,278,089.42	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$544,336,696.61

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2022	Car	24	7.41%	$12,288	29.78%	73.30%
	CUV	104	7.78%	$12,055	31.05%	68.86%
	SUV	6	7.32%	$8,886	10.92%	23.24%
	Truck	34	8.63%	$10,619	19.47%	37.25%

	Total/Average	168	7.87%	$11,685	26.63%	57.37%

MAY 2022	Car	22	7.01%	$12,140	29.24%	67.15%
	CUV	125	8.51%	$11,959	30.14%	66.99%
	SUV	9	6.87%	$18,986	22.16%	48.86%
	Truck	28	7.11%	$10,242	18.56%	34.41%

	Total/Average	184	7.98%	$12,063	27.10%	58.22%

JUNE 2022	Car	14	4.07%	$10,860	29.29%	72.34%
	CUV	101	6.92%	$11,129	26.54%	59.40%
	SUV	9	7.32%	$21,264	24.60%	53.64%
	Truck	22	4.71%	$8,694	15.79%	28.99%

	Total/Average	146	6.10%	$11,361	24.60%	53.18%